UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09455

        Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 260	5.000%, 1/01/32	1/15 at 100.00	Baa3	$230,168
230	5.125%, 1/01/37	1/15 at 100.00	Baa3	203,805
45	New Jersey Economic Development Authority, General Motors Corporation, Series 1984,	No Opt. Call	B–	44,525
	5.350%, 4/01/09

535	Total Consumer Discretionary			478,498

	Consumer Staples – 3.8% (2.6% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,345	4.750%, 6/01/34	6/17 at 100.00	BBB	1,135,489
3,000	5.000%, 6/01/41	6/17 at 100.00	BBB	2,556,150

4,345	Total Consumer Staples			3,691,639

	Education and Civic Organizations – 16.4% (11.2% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	253,423
	Series 2004C, 5.500%, 7/01/23
325	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	319,251
	2007D, 5.250%, 7/01/37
1,115	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D,	7/17 at 100.00	Aaa	1,128,737
	5.000%, 7/01/32 – FGIC Insured
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	63,160
	2004L, 5.125%, 7/01/21 – MBIA Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aaa	986,286
	2006A, 5.000%, 7/01/36 – AMBAC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	7/11 at 100.00	AAA	1,065,490
	Technology, Series 2001G, 5.250%, 7/01/18 – MBIA Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	AAA	1,044,150
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
215	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C,	7/12 at 100.00	AA	215,793
	5.000%, 7/01/37 – RAAI Insured
1,085	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C,	7/11 at 101.00	Aaa	1,102,338
	5.000%, 7/01/31 – FGIC Insured
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	Aaa	671,945
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	308,841
	2002A, 5.000%, 7/01/17 – RAAI Insured
200	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University	7/11 at 100.00	AAA	213,834
	Project, Series 2001A, 5.250%, 7/01/16 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University
	Project, Series 2001G:
3,820	4.875%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AAA	3,881,693
1,600	5.000%, 7/01/26 – AMBAC Insured	7/11 at 100.00	AAA	1,616,176
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart,
	Series 2001:
2,000	5.250%, 9/01/21	9/11 at 100.00	BBB	2,035,480
500	5.250%, 9/01/31	9/11 at 100.00	BBB	492,335
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	489,880
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.500%, 12/01/31

15,570	Total Education and Civic Organizations			15,888,812

	Energy – 1.1% (0.7% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	BBB	1,045,350
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Financials – 1.9% (1.3% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/08 at 101.00	N/R	793,526
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	4/08 at 100.00	Ba1	255,125
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	757,005
	Project, Series 2002, 5.750%, 10/01/21

1,850	Total Financials			1,805,656

	Health Care – 20.6% (14.1% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	308,540
	2004A, 5.750%, 2/15/34
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	851,861
	Medical Center, Series 2007, 5.000%, 7/01/37
890	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	Baa1	885,069
	Obligated Group, Series 2003A, 5.375%, 7/01/33
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aaa	1,541,340
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	125,381
	Hospital, Series 2005A, 5.500%, 7/01/36
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	394,604
	Center, Series 2006B, 5.000%, 7/01/36
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	180,542
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,567,760
	Obligated Group, Series 2001, 5.625%, 7/01/31
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
750	5.750%, 7/01/25	7/10 at 100.00	A2	776,333
3,000	5.750%, 7/01/31	7/10 at 100.00	A2	3,105,330
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	588,601
	Care System, Series 2006A, 5.000%, 7/01/29
895	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	AA	908,103
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	879,730
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A3	649,685
615	5.000%, 7/01/46	7/16 at 100.00	A3	591,058
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	AA	891,990
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	1,146,211
	Hospital, Series 2000A, 6.875%, 7/01/20
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette	7/09 at 101.00	A2	2,531,400
	Tomlin Memorial Hospital, Series 1999, 5.500%, 7/01/29

19,755	Total Health Care			19,923,538

	Housing/Multifamily – 1.0% (0.7% of Total Investments)
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,	5/08 at 100.00	AAA	998,500
	Series 2004B, 6.500%, 11/01/46 – MBIA Insured (Alternative Minimum Tax)

	Housing/Single Family – 0.3% (0.2% of Total Investments)
325	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	303,284
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)

	Industrials – 0.3% (0.2% of Total Investments)
310	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	328,523
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)

	Long-Term Care – 2.8% (1.9% of Total Investments)
585	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	548,104
	Evergreens Project, Series 2007, 5.625%, 1/01/38
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	253,385
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	6.000%, 6/01/25	6/11 at 102.00	A–	1,078,160
335	5.500%, 6/01/31	6/11 at 102.00	A–	348,772
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/08 at 102.00	BB+	439,435
	Obligated Group, Series 1998, 5.125%, 7/01/25

2,670	Total Long-Term Care			2,667,856

	Tax Obligation/General – 2.6% (1.8% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	AAA	1,073,890
	AMBAC Insured
1,350	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 –	7/11 at 100.00	AAA	1,414,328
	FSA Insured

2,350	Total Tax Obligation/General			2,488,218

	Tax Obligation/Limited – 31.8% (21.8% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	674,868
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AAA	1,885,298
	5.000%, 12/01/18 – MBIA Insured
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series	9/15 at 100.00	AAA	1,115,480
	2005A, 5.000%, 9/01/16 – FSA Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	AAA	1,249,567
	2004, 5.250%, 1/01/16 – AMBAC Insured
500	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aaa	552,085
	12/15/12 – FSA Insured
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aaa	697,667
	2007, 5.250%, 12/15/22 – AMBAC Insured
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	934,495
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA–	1,857,328
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
615	5.500%, 6/15/24	6/12 at 100.00	BBB	608,745
1,200	5.750%, 6/15/34	6/14 at 100.00	BBB	1,196,028
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AAA	1,341,276
	2004A, 5.250%, 7/01/15 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
65	5.125%, 6/15/27	6/17 at 100.00	Baa3	64,759
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	107,399
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AAA	635,553
1,235	5.000%, 9/01/37	9/17 at 100.00	AA–	1,274,335
525	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	589,864
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AAA	987,345
1,400	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AAA	1,439,676
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	1,122,350
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,000	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	Aaa	1,071,270
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aaa	384,391
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aaa	664,650
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AAA	1,493,245
	5.500%, 12/15/16 – MBIA Insured
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,395,251
	5.000%, 6/15/19 – FSA Insured
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,506,609
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
4,315	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AAA	1,508,265
3,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	889,080
6,000	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	1,604,040
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	382,948
	2006A, 4.500%, 7/01/36 – CIFG Insured
1,500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	AA	1,527,135
	Loan Note, Series 1998A, 5.500%, 10/01/18 – RAAI Insured

38,120	Total Tax Obligation/Limited			30,761,002

	Transportation – 18.6% (12.7% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – MBIA Insured	1/15 at 100.00	AAA	1,050,930
1,000	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	AAA	1,046,640
500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AAA	521,185
1,000	5.000%, 1/01/28 – MBIA Insured	1/15 at 100.00	AAA	1,039,340
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	907,344
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
180	6.500%, 1/01/16	No Opt. Call	A	210,564
50	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	58,490
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	Aaa	3,207,210
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA	338,379
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	515,540
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
420	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	482,668
	Bonds, RITES Trust 1516, 9.170%, 8/15/32 – FSA Insured (IF)
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/08 at 102.00	AAA	5,106,500
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
3,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series	11/09 at 101.00	AAA	3,554,572
	1999, 5.125%, 11/01/22 – AMBAC Insured

17,285	Total Transportation			18,039,362

	U.S. Guaranteed – 20.1% (13.7% of Total Investments) (4)
2,400	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	2,597,592
	5.000%, 6/15/21 (Pre-refunded 6/15/11) – AMBAC Insured
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	438,053
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	Aaa	780,797
	2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
1,200	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	1,357,224
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	1,131,020
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	588,130
415	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C,	7/11 at 101.00	Aaa	453,649
	5.000%, 7/01/31 (Pre-refunded 7/01/11) – FGIC Insured
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	AAA	702,694
	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured
1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A3 (4)	1,524,002
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	563,410
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	153,897
20	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	23,676
905	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	1,071,357
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	423,784
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,592,310
	5.500%, 10/01/40
2,150	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27	7/11 at 100.00	AAA	2,347,220
	(Pre-refunded 7/01/11) – FSA Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,240	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	2,409,792
1,125	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,291,309

17,530	Total U.S. Guaranteed			19,449,916

	Utilities – 1.4% (1.0% of Total Investments)
625	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	6/08 at 100.00	Baa3	626,825
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative
	Minimum Tax)
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	770,715
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12

1,375	Total Utilities			1,397,540

	Water and Sewer – 23.1% (15.8% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	230,184
	6.000%, 7/01/25
4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	5/08 at 102.00	Aaa	4,707,723
	Company, Series 1997B, 5.375%, 5/01/32 – FGIC Insured (Alternative Minimum Tax)
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	2/08 at 102.00	AAA	7,107,380
	Company, Series 1998, 5.350%, 2/01/38 – MBIA Insured (Alternative Minimum Tax)
2,775	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/08 at 101.00	AAA	2,819,261
	1998A, 4.500%, 9/01/18
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	Aaa	7,547,917
	0.000%, 8/01/23 – MBIA Insured

30,475	Total Water and Sewer			22,412,465

$ 154,495	Total Investments (cost $138,756,214) – 146.3%			141,680,159

	Other Assets Less Liabilities – 3.3%			3,137,605

	Preferred Shares, at Liquidation Value – (49.6)% (5)			(48,000,000)

	Net Assets Applicable to Common Shares – 100%			$96,817,764

Forward Swaps outstanding at January 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

JPMorgan	$1,500,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$ 132,486
Royal Bank of Canada	3,000,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	248,119

								$ 380,605

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at
least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-
insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.9)%.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $138,713,180.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 4,611,493
Depreciation	(1,644,514)

Net unrealized appreciation (depreciation) of investments	$ 2,966,979

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.